Related Parties Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term employee benefits	$ 9,714	$ 4,162	$ 4,612
Post-employment benefits	41	55	54
Termination Benefits	417	152	0
Share-based payment expense	599	2,741	4,045
Total	$ 10,772	$ 7,109	$ 8,711